Right-of-use assets	9 Months Ended
Sep. 30, 2024
Right-of-use Assets
Right-of-use assets

12. Right-of-use assets:

Effective April 1, 2019, we recognized lease assets and liabilities of $125,474, in relation to the Vancouver office. We estimated a discount rate of 4.12%.

We elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed us to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered into prior to adoption of Topic 842.

Additionally, we elected to not separate lease and non-lease components for all of our leases. For leases with a term of 12 months or less, our current offices, we elected the short-term lease exemption, which

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2024 and 2023

(Unaudited)

12. Right-of-use assets: (Continued)

allowed us to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases we may enter into in the future, as there is significant uncertainty on whether the leases will be renewed.

The right-of-use assets as at September 30, 2024, is summarized as follows:

	September 30, 2024	December 31, 2023

Opening balance for the period	$6,781	$36,529
Amortization of operating lease right-of use assets	(6,781)	(29,748)
Closing balance for the period	$-	$6,781

	September 30, 2024	December 31, 2023

Opening balance for the period	$7,605	$39,556
Payments on operating lease liabilities	(7,605)	(31,951)
Closing balance for the period	-	7,605
Less: current portion	-	(7,605)
Operating lease liabilities – non-current portion as at end of period	$-	$-